LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right of use assets	$ 40,596	$ 155,223
Current operating lease liabilities	11,261	97,054
Noncurrent operating lease liabilities	31,041	$ 62,057
Total operating lease liabilities	$ 42,302
Weighted average remaining lease term (years) operating leases	3 years 3 months 29 days
Weighted discount rate operating leases	4.75%